Business Combinations and Changes in Non-Controlling Interests - Summary of Changes in Non-Controlling Interests (Detail) - RUB (₽) ₽ in Thousands				12 Months Ended
	Jun. 29, 2018	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Balance as of beginning of period				₽ 8,933,000	₽ 7,686,000	₽ 5,948,000
Change in non-controlling interests in existing subsidiaries of the Group					590,000	(4,000)
Reversal of unclaimed declared dividends to non-controlling interests upon expiration of limitation period						35,000
Dividends declared to non-controlling interests	₽ (56)	₽ (359,000)	₽ (3,000)		(359,000)	(3,000)
Profit for the period				908,000	1,013,000	1,706,000
Other comprehensive income				10,000	3,000	4,000
Balance as of end of period				9,846,000	₽ 8,933,000	₽ 7,686,000
As of January 1, 2018 adjusted for the effect of IFRS 9 [member]
Disclosure of detailed information about business combination [line items]
Adjustment on initial application of IFRS 9				(5,000)
Balance as of end of period				₽ 8,928,000